FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2006

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA           August 14, 2006
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 526,977 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BUILD-A-BEAR WORKSHOP, INC.    COM       120076104      25818      1200300  SH          SOLE                   1200300
CARMAX, INC.                   COM       143130102      52098      1469205  SH          SOLE                   1469205
ECLIPSYS CORP.                 COM       278856109      29597      1629800  SH          SOLE                   1629800
EMDEON CORP.                   COM       290849108      72518      5843524  SH          SOLE                   5843524
ESPEED, INC.                   CL A      296643109      26875      3226300  SH          SOLE                   3226300
FARO TECHNOLOGIES, INC.        COM       311642102      22838      1390000  SH          SOLE                   1390000
GENTEX CORP.                   COM       371901109      30687      2191912  SH          SOLE                   2191912
INPUT/OUPUT, INC.              COM       457652105      20450      2163988  SH          SOLE                   2163988
NIC, INC.                      COM       62914B100       6854       947940  SH          SOLE                    947940
OPTIONEXPRESS HOLDINGS, INC.   COM       684010101        700        30000  SH          SOLE                     30000
PROGRESSIVE GAMING INT'L       COM       74332S102       5288       678000  SH          SOLE                    678000
RADISYS CORP.                  COM       750459109      51844      2360836  SH          SOLE                   2360836
SANDISK CORP.                  COM       80004C101     154126      3023266  SH          SOLE                   3023266
SPECTRALINK CORP.              COM       847580107      11159      1265199  SH          SOLE                   1265199
WEBMD HEALTH CORP.             CL A      94770V102       4730       100000  SH          SOLE                    100000
X-RITE, INC.                   COM       983857103      11395      1036861  SH          SOLE                   1036861